UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09837

Tax Managed Multi-Cap Opportunity Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 89.4%
Security	Shares	Value
Aerospace-Equipment - 1.3%
Precision Castparts Corp.	20,000	$1,473,200
		$1,473,200
Airlines - 0.5%
Westjet Airlines, Ltd.(1)	45,000	$530,698
		$530,698
Auto and Parts - 0.0%
Keystone Automotive Industries, Inc.(1)	1,000	$20,030
		$20,030
Banks - 1.1%
Banco Latinoamericano de Exportaciones SA	10,799	$203,993
Commerce Bancorp, Inc.	36,000	1,007,640
		$1,211,633
Broadcasting and Cable - 1.3%
Central European Media Enterprises Ltd.(1)	33,000	$1,518,000
		$1,518,000
Business Services - 3.0%
Coinstar, Inc.(1)	54,000	$925,560
Greenfield Online, Inc.(1)	50,806	915,524
Sotheby's Holdings, Inc., Class A(1)	92,000	1,506,960
		$3,348,044
Chemicals - 3.1%
Mosaic Co. (The)(1)	45,000	$578,250
Potash Corporation of Saskatchewan, Inc.	35,000	2,944,900
		$3,523,150
Computer Services - 0.8%
Kanbay International, Inc.(1)	45,278	$814,098
Syntel, Inc.	8,400	134,736
		$948,834

Security	Shares	Value
Computer Software - 0.5%
Magma Design Automation, Inc.(1)	100,000	$614,000
		$614,000
Computers-Integrated Systems - 1.8%
Research in Motion Ltd.(1)	31,200	$2,009,592
		$2,009,592
Computers and Business Equipment - 1.6%
PalmOne, Inc.(1)	85,000	$1,821,550
		$1,821,550
Consumer Services - 2.0%
Weight Watchers International, Inc.(1)	55,000	$2,296,250
		$2,296,250
Education - 5.0%
Corinthian Colleges, Inc.(1)	108,000	$1,534,680
Education Management Corp.(1)	61,000	1,708,000
ITT Educational Services, Inc.(1)	13,000	597,740
Laureate Education, Inc.(1)	29,400	1,305,948
Learning Tree International, Inc.(1)	40,000	510,400
		$5,656,768
Energy - 0.4%
British Energy Group PLC(1)	1,000	$5,997
Ormat Technologies, Inc.	31,700	496,105
		$502,102
Entertainment - 3.0%
Six Flags, Inc.(1)	140,000	$546,000
WMS Industries, Inc.(1)	109,300	2,776,220
		$3,322,220
Financial Services - 4.3%
Countrywide Financial Corp.	19,000	$687,610
E*Trade Financial Corp.(1)	192,000	2,133,120
MarketAxess Holdings, Inc.(1)	86,900	1,065,394
OptionsXpress Holdings, Inc.(1)	7,000	91,280

See notes to financial statements

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Financial Services (continued)
SFE Corp., Ltd.	30,650	$217,777
Student Loan Corp., (The)	3,100	600,625
		$4,795,806
Food, Beverages and Tobacco - 1.1%
Loews Corp. - Carolina Group	38,000	$1,197,000
		$1,197,000
Gaming - 3.7%
Sportingbet PLC(1)	759,000	$4,164,840
		$4,164,840
Health Care Services - 3.2%
Caremark Rx, Inc.(1)	30,000	$1,201,500
DaVita, Inc.(1)	75	3,023
Laboratory Corporation of America Holdings(1)	24,000	1,188,000
LifePoint Hospitals, Inc.(1)	27,000	1,200,150
United Surgical Partners International, Inc.(1)	100	4,425
		$3,597,098
Insurance - 3.8%
Montpelier Re Holdings Ltd.	58,000	$1,925,020
Progressive Corp.	100	9,127
UnumProvident Corp.	142,000	2,374,240
		$4,308,387
Internet Services - 6.0%
Arbinet - Thexchange, Inc.(1)	10,300	$198,893
CheckFree Corp.(1)	38,600	1,415,848
Google, Inc., Class A(1)	10,000	2,200,000
PlanetOut, Inc.(1)	81,134	532,239
Yahoo!, Inc.(1)	70,000	2,415,700
		$6,762,680
Medical Products - 6.0%
Align Technology, Inc.(1)	255,000	$2,147,100
Biosite, Inc.(1)	9,300	530,100
Celgene Corp.(1)	47,000	1,781,770
Fisher Scientific International, Inc.(1)	20,000	1,187,600
I-Flow Corp.(1)	58,160	827,035
Shamir Optical Industry, Ltd.(1)	18,000	296,640
		$6,770,245

Security	Shares	Value
Mining - 0.2%
Gammon Lake Resources, Inc.(1)	45,000	$271,800
		$271,800
Oil and Gas-Equipment and Services - 1.2%
Input/Output, Inc.(1)	223,000	$1,346,920
		$1,346,920
Oil and Gas-Exploration and Production - 4.2%
Bankers Petroleum Ltd.(1)	1,000	$956
Niko Resources Ltd.	45,000	1,900,474
Southwestern Energy Co.(1)	20,000	1,175,000
Vintage Petroleum, Inc.	45,000	1,300,050
Williams Co., Inc. (The)	19,000	323,380
		$4,699,860
Personal Products - 0.9%
Gillette Co. (The)	20,000	$1,032,800
		$1,032,800
Pharmaceuticals - 2.7%
American Pharmaceutical Partners, Inc.(1)	37,179	$1,937,770
Taro Pharmaceutical Industries Ltd.(1)	37,500	1,089,750
		$3,027,520
Real Estate - 0.6%
HouseValues, Inc.(1)	42,023	$546,719
ZipRealty, Inc.(1)	10,000	139,900
		$686,619
Restaurants - 1.0%
McDonald's Corp.	38,000	$1,113,780
		$1,113,780
Retail-Food and Drug - 5.2%
CVS Corp.	55,000	$2,836,900
Triarc Cos., Inc., Class B	78,000	1,001,520
Walgreen Co.	47,000	2,023,820
		$5,862,240

See notes to financial statements

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Retail-Specialty - 3.7%
Bed Bath and Beyond, Inc.(1)	18,000	$669,780
Nu Skin Enterprises, Inc., Class A	27,000	594,000
Pep Boys - Manny, Moe & Jack	1,000	14,180
PETsMART, Inc.	38,000	1,012,700
RONA, Inc.(1)	46,724	899,892
Tweeter Home Entertainment Group, Inc.(1)	262,000	958,920
		$4,149,472
Semiconductors - 9.7%
Atheros Communications, Inc.(1)	288,000	$2,096,640
Cirrus Logic, Inc.(1)	143,293	604,697
NVIDIA Corp.(1)	302,000	6,625,880
Sigmatel, Inc.(1)	60,000	1,571,400
		$10,898,617
Telecommunications-Services - 0.8%
IDT Corp.(1)	1,000	$13,460
PanAmSat Holding Corp.	51,093	901,791
Philippine Long Distance Telephone Co. ADR	1,000	25,770
		$941,021
Wireless Communications - 5.7%
NII Holdings, Inc., Class B(1)	97,000	$4,856,790
Novatel Wireless, Inc.(1)	175,000	1,568,000
		$6,424,790
Total Common Stocks (identified cost $92,318,889)		$100,847,566
Short-Term Investments - 3.8%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., Commercial Paper, 2.94%, 5/2/05	2,281	$2,280,813
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $4,280,813)		$4,280,813
Total Investments - 93.2% (identified cost $96,599,702)		$105,128,379

Securities Sold Short - (2.1)%
Security	Shares	Value
Yahoo!, Inc.	70,000	$(2,415,700)
Total Securities Sold Short (proceeds $1,144,289)		$(2,415,700)
Other Assets, Less Liabilities - 8.9%		$10,022,926
Net Assets - 100.0%		$112,735,605

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $96,599,702)	$105,128,379
Cash	10,940
Deposit with brokers for securities sold short	1,144,289
Receivable for investments sold	10,835,350
Interest and dividends receivable	5,321
Total assets	$117,124,279
Liabilities
Payable for securities sold short, at value (proceeds received of $1,144,289)	$2,415,700
Payable for investments purchased	1,953,001
Accrued expenses	19,973
Total liabilities	$4,388,674
Net Assets applicable to investors' interest in Portfolio	$112,735,605
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$105,478,699
Net unrealized appreciation (computed on the basis of identified cost)	7,256,906
Total	$112,735,605

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends (net of foreign taxes, $261)	$643,336
Interest	61,918
Total investment income	$705,254
Expenses
Investment adviser fee	$380,253
Trustees' fees and expenses	1,783
Custodian fee	46,800
Legal and accounting services	14,755
Miscellaneous	2,535
Total expenses	$446,126
Deduct - Preliminary reduction of investment adviser fee	$6,993
Total expense reductions	$6,993
Net expenses	$439,133
Net investment income	$266,121
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$2,621,055
Foreign currency transactions	(7,306)
Net realized gain	$2,613,749
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(8,264,314)
Securities sold short	117,600
Foreign currency	(360)
Net change in unrealized appreciation (depreciation)	$(8,147,074)
Net realized and unrealized loss	$(5,533,325)
Net decrease in net assets from operations	$(5,267,204)

See notes to financial statements

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment income (loss)	$266,121	$(69,550)
Net realized gain from investment transactions, securities sold short, and foreign currency transactions	2,613,749	3,049,822
Net change in unrealized appreciation (depreciation) from investments, securities sold short, and foreign currency	(8,147,074)	1,641,170
Net increase (decrease) in net assets from operations	$(5,267,204)	$4,621,442
Capital transactions - Contributions	$18,104,179	$41,277,097
Withdrawals	(8,995,171)	(23,993,091)
Net increase in net assets from capital transactions	$9,109,008	$17,284,006
Net increase in net assets	$3,841,804	$21,905,448
Net Assets
At beginning of period	$108,893,801	$86,988,353
At end of period	$112,735,605	$108,893,801

See notes to financial statements

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended
	April 30, 2005		Year Ended October 31,
	(Unaudited)		2004	2003	2002	2001	2000(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.75	%(2)	0.76%	0.79%	0.82%	1.09%	1.36	%(2)
Net expenses after custodian fee reduction	0.75	%(2)	0.76%	0.79%	0.82%	1.09%	1.28	%(2)
Net investment income (loss)	0.45	%(2)	(0.06)%	(0.54)%	(0.58)%	(0.36)%	(0.21	)%(2)
Portfolio Turnover	107%		239%	224%	225%	324%	90%
Total Return(3)	(4.37)%		4.60%	34.80%	(12.80)%	-	-
Net assets, end of period (000's omitted)	$112,736		$108,894	$86,988	$48,896	$34,392	$4,012
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.76	%(2)	0.77%
Expenses after custodian fee reduction	0.76	%(2)	0.77%
Net investment income (loss)	0.44	%(2)	(0.07)%

(1)  For the period from the commencement of investment operations, June 29, 2000, to October 31, 2000.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2005, the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 50.3% and 49.6% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract - Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Put Options - Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

G  Securities Sold Short - The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against the box) in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

H  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other - Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

K  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2005, the advisory fee amounted to $380,253. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the six months ended April 30, 2005, BMR waived $6,993 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $120,313,646 and $118,848,274, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$96,599,702
Gross unrealized appreciation	$14,329,319
Gross unrealized depreciation	(5,800,642)
Net unrealized appreciation	$8,528,677

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2005 there were no outstanding obligations under these financial instruments.

7  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Multi-Cap Opportunity Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•An independent report comparing the expense ratio of the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the "Fund") to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance, on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered its management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the asset size of the Fund, the Fund's expense ratio is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the implementation of a soft dollar reimbursement program pursuant to which the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Multi-Cap Opportunity Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President and Portfolio Manager Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed Multi-Cap Opportunity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer

Date:	June 17, 2005

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 17, 2005